Goodwill and intangible assets with indefinite useful lives - schedule of goodwill and intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	€ 3,405	€ 3,293
Translation differences and Other	(411)	112
Transfer to Assets held for sale		0
Intangible assets and goodwill	2,994	3,405
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	11,817	11,497
Translation differences and Other	(1,421)	374
Transfer to Assets held for sale		(54)
Intangible assets and goodwill	10,396	11,817
Goodwill | Gross amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	12,299	11,966
Translation differences and Other	(1,449)	387
Transfer to Assets held for sale		(54)
Intangible assets and goodwill	10,850	12,299
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(482)	(469)
Translation differences and Other	28	(13)
Transfer to Assets held for sale		0
Intangible assets and goodwill	(454)	(482)
Goodwill and intangible assets with indefinite useful lives
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	15,222	14,790
Translation differences and Other	(1,832)	486
Transfer to Assets held for sale		(54)
Intangible assets and goodwill	€ 13,390	€ 15,222